Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Basis of presentation
The accompanying consolidated financial statements at December 31, 2020, have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those entities in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation. All significant intercompany transactions have been eliminated in consolidation.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain amounts in the prior period financial statements have been reclassified to conform to the current presentation. Tabular dollar amounts are in millions, with the exception of share and per share amounts. All amounts are reported in U.S. dollars, except where noted otherwise.
Significant accounting policies
Investment securities
Sirius Group's invested assets consist of securities and other investments held for general investment purposes. Sirius Group's portfolio of fixed maturity investments and equity securities held for general investment purposes are classified as trading and are reported at fair value as of the balance sheet date. Changes in unrealized gains and losses are reported pre-tax in revenues. Realized investment gains and losses are accounted for using the first-in first-out method and are reported pre-tax in revenues. Premiums and discounts on all fixed maturity investments are amortized and/or accreted to income over the anticipated life of the investment and are reported in Net investment income.
Sirius Group's invested assets that are measured at fair value include fixed maturity investments, common and preferred equity securities and other long-term investments, such as interests in hedge funds and private equities. Fair value is defined as the price received to sell an asset in an orderly transaction between market participants at the measurement date reflecting the highest and best use valuation concepts. In determining its estimates of fair value, Sirius Group uses a variety of valuation approaches and inputs. Whenever possible, Sirius Group estimates fair value using valuation methods that maximize the use of quoted prices and other observable inputs.
Short-term investments
Short-term investments consist of money market funds, certificates of deposit and other securities which, at the time of purchase, mature or become available for use within one year. Short-term investments are carried at fair value.
Other long-term investments
Other long-term investments consist primarily of hedge funds, private equity funds, other investments in limited partnerships and other private equity securities. The fair value of other long-term investments is generally based upon Sirius Group's proportionate interest in the underlying fund's net asset value, which is deemed to approximate fair value. In addition, due to a lag in reporting, some of the fund managers, fund administrators or both, are unable to provide final fund valuations as of the Company's reporting date. In these circumstances, Sirius Group estimates the return of the current period and uses all credible information available. This includes utilizing preliminary estimates reported by its fund managers and using information that is available to Sirius Group with respect to the underlying investments, as necessary. The changes in fair value are reported in pre-tax revenues in Net unrealized investment gains (losses). Actual final fund valuations may differ from Sirius Group's estimates and these differences are recorded in the period they become known as a change in estimate.
Other long-term investments also include certain investments that are eligible for the equity method where Sirius Group has elected the fair value option under which the changes in fair value are reported in pre-tax revenues in Net unrealized investment gains (losses). (See Note 20.)
Loan participations
Loan participations that qualify for sale accounting under the Accounting Standards Codification ("ASC") Topic 860, "Transfers and Servicing of Financial Assets", are carried at fair value. The fair value of loan participations is estimated using discounted cash flow analysis. Sirius Group includes Loan particpation in Other assets in the Consolidated Balance Sheets.
Cash
Cash includes amounts on hand and demand deposits with banks and other financial institutions. Amounts presented in the statement of cash flows are shown net of balances acquired and sold in the purchase or sale of the Company's consolidated subsidiaries.
Restricted cash
Restricted cash represents cash and cash equivalents that Sirius Group, through its managing general underwriting units (“MGUs”) - IMG and Armada, is (a) holding for the benefit of a third party and is legally or contractually restricted as to withdrawal or usage for general corporate purposes; and (b) not replaceable by another type of asset other than cash or cash equivalents, under the terms of Sirius Group's contractual arrangements with such third parties.
Insurance and reinsurance operations
Premiums written are recognized as revenues and are earned ratably over the term of the related policy or reinsurance treaty. Premiums written include amounts reported by brokers, managing general underwriters and ceding companies, supplemented by the Company's own estimates of premiums where reports have not been received. The determination of premium estimates requires a review of the Company's experience with the ceding companies, managing general underwriters, familiarity with each market, the timing of the reported information, an analysis and understanding of the characteristics of each class of business and management's judgment of the impact of various factors, including premium or loss trends, on the volume of business written and ceded to the Company. On an ongoing basis, the Company's underwriters review the amounts reported by these third parties for reasonableness based on their experience and knowledge of the subject class of business, taking into account the Company's historical experience with the brokers or ceding companies. Unearned premiums represent the portion of premiums written that are applicable to future insurance or reinsurance coverage provided by policies or treaties in force.
Deferred acquisition costs represent commissions, premium taxes, brokerage expenses, and other costs which are directly attributable to the successful acquisition or renewal of contracts and vary with the production of business. These costs are deferred and amortized over the period during which the premiums are earned. Amortization of Deferred acquisition costs are shown net of contractual commissions earned on reinsurance ceded within Insurance and reinsurance acquisition expenses. Deferred acquisition costs are limited to the amount expected to be recovered from future earned premiums and anticipated investment income. This limitation is referred to as a premium deficiency. A premium deficiency is recognized if the sum of expected loss and loss adjustment expenses ("LAE"), expected dividends to policyholders, unamortized acquisition costs and maintenance costs exceeds related unearned premiums and anticipated investment income. A premium deficiency is recognized by charging any unamortized acquisition costs to expense to the extent required in order to eliminate the deficiency. If the premium deficiency exceeds unamortized acquisition costs, then a liability is accrued for the excess deficiency.
Other underwriting expenses consist primarily of personnel related expenses (including salaries, benefits and variable compensation expense) and other general operating expenses related to the underwriting operations.
Losses and LAE are charged against income as incurred. Unpaid insurance loss and LAE reserves are based on estimates (generally determined by claims adjusters, legal counsel, and actuarial staff) of the ultimate costs of settling claims, including the effects of inflation and other societal and economic factors. Unpaid reinsurance loss and LAE reserves are based primarily on reports received from ceding companies and actuarial projections. Unpaid loss and LAE reserves represent management's best estimate of ultimate losses and LAE, net of estimated salvage and subrogation recoveries, if applicable. Such estimates are regularly reviewed and updated and any resulting adjustments are reflected in current operations. The process of estimating loss and LAE reserves involves a considerable degree of judgment by management and the ultimate amount of expense to be incurred could be greater or less than the amounts currently reflected in the financial statements.
Sirius Group enters into ceded reinsurance contracts to protect its businesses from losses due to concentration of risk, to manage its operating leverage ratios and to limit losses arising from catastrophic events. Such reinsurance contracts are executed through excess of loss treaties and catastrophe contracts under which the reinsurer indemnifies for a specified part or all of certain types of losses over stipulated amounts arising from any one occurrence or event. Sirius Group has also entered into quota share treaties with reinsurers under which all risks meeting prescribed criteria are covered on a pro-rata basis. The amount of each risk ceded by Sirius Group is subject to maximum limits which vary by line of business and type of coverage. Although these contracts protect Sirius Group, these reinsurance arrangements do not relieve Sirius Group from its primary obligations to insureds.
Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. The collectability of reinsurance recoverables is subject to the solvency of the reinsurers. Sirius Group is selective in regard to its reinsurers, principally placing reinsurance with those reinsurers with a strong financial condition, industry ratings and underwriting ability. Management monitors the financial condition and ratings of its reinsurers on an ongoing basis.
Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reinsurance premiums ceded are expensed over the period the reinsurance coverage is provided. Ceded unearned insurance and reinsurance premiums represent the portion of premiums ceded applicable to the unexpired term of policies in force. Funds held by ceding companies represent amounts due to Sirius Group in connection with certain assumed reinsurance agreements in which the ceding company retains a portion of the premium to provide security against future loss payments. The funds held by ceding companies are generally invested by the ceding company and a contractually agreed interest amount is credited to Sirius Group and recognized as investment income. Funds held under reinsurance treaties represent contractual payments due from Sirius Group that have been retained to secure such obligations.
Accruals for contingent commission liabilities are established for reinsurance contracts that provide for the stated commission percentage to increase or decrease based on the loss experience of the contract. Changes in the estimated liability for contingent commission arrangements are recorded as Insurance and reinsurance acquisition expenses. Accruals for contingent commission liabilities are determined through the review of the contracts that have these adjustable features and are estimated based on expected loss and LAE.
Derivative financial instruments
Sirius Group holds derivative financial instruments for both risk management and investment purposes. Sirius Group recognizes all derivatives as either assets or liabilities, measured at fair value, in the Consolidated Balance Sheets. Changes in the fair value of derivative instruments are recognized in current period pre-tax income.
Deferred software costs
Sirius Group capitalizes costs related to computer software developed for internal use during the application development stage of software development projects. These costs generally consist of certain external, payroll and payroll-related costs. Sirius Group begins amortization of these costs once the project is completed and ready for its intended use. Amortization is on a straight-line basis and over a useful life of three to five years. As of December 31, 2020 and 2019, Sirius Group had unamortized deferred software costs of $8.5 million and $6.8 million, respectively. For the years ended December 31, 2020, 2019, and 2018, Sirius Group had amortization expenses of $2.9 million, $3.6 million and $4.8 million, respectively, related to software developed for internal use.
Share-based compensation
Share-based compensation plans are accounted for in accordance with the ASC Topic 718 "Compensation - Stock Compensation" Sirius Group recognizes the compensation expense for stock restricted share and performance share awards based on the fair value of the award on the date of grant over the requisite service period. Awards under the 2018 Omnibus Incentive Plan vest over two or three years. The Company has elected to recognize forfeitures as they occur rather than estimate service-based forfeitures over the requisite service period.
Defined benefit plans
Certain Sirius Group employees in Europe participate in defined benefit plans. The liability for the defined benefit plans that is reported on the Consolidated Balance Sheets is the current value of the defined benefit obligation at the end of the period, reduced by the fair value of the plan's managed assets, with adjustments for actuarial gains and losses. The defined benefit pension plan obligation is calculated annually by independent actuaries. The current value of the defined benefit obligation is determined through discounting of expected future cash flows, using interest rates determined by current market interest rates. The service costs and actuarial gains and losses on the defined benefit obligation and the fair value on the plan assets are recognized in the Consolidated Statements of Income.
Commission and other revenue recognition
Sirius Group recognizes agent commissions and other revenues when it has fulfilled all of its obligations necessary to earn the revenue and when it can both reliably estimate the amount of revenue, net of any amounts expected to be uncollectible and any amounts associated with expected cancellations.
Earnings per share
Earnings per share is reported in accordance with ASC Topic 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing net (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income available to Sirius Group common shareholders by the weighted-average number of common shares outstanding adjusted to give effect to potentially dilutive securities. (See Note 17.)
Federal and foreign income taxes
Certain of Sirius Group's subsidiaries file consolidated tax returns in the United States. Sirius Group has subsidiaries in various jurisdictions, including but not limited to Sweden, the United Kingdom and Luxembourg, which are subject to applicable taxes in those jurisdictions.
Deferred tax assets and liabilities are recorded when a difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for tax purposes exists, and for other temporary differences. The deferred tax asset or liability is recorded based on tax rates expected to be in effect when the difference reverses. The deferred tax asset is recognized when it is more likely than not that it will be realized.
The Tax Cuts and Jobs Act (the "TCJA") which was enacted into law in the U.S. in December 31, 2017 includes a new base erosion and anti-abuse tax ("BEAT"), which is essentially a minimum tax that is potentially applicable to certain otherwise deductible payments made by U.S. entities to non-U.S. affiliates, including cross-border interest payments and reinsurance premiums. The statutory BEAT rate is 10% in 2020-2025 and then rises to 12.5% in 2026 and thereafter. The TCJA also includes provisions for Global Intangible Low-Taxed Income ("GILTI") under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of certain foreign subsidiaries. Consistent with accounting guidance, Sirius Group is treating BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and has made an accounting policy election to treat GILTI taxes in a similar manner.
Foreign currency exchange
The U.S. dollar is the functional currency for Sirius Group's businesses except for Sirius International Insurance Corporation ("Sirius International") and its subsidiaries including Lloyd's Syndicate 1945 ("Syndicate 1945"), several subsidiaries of International Medical Group Acquisition, Inc. ("IMG") and the Canadian reinsurance operations of Sirius America Insurance Company ("Sirius America"). Sirius Group also invests in securities denominated in foreign currencies. Assets and liabilities recorded in these foreign currencies are translated into U.S. dollars at exchange rates in effect at the balance sheet date, and revenues and expenses are converted using the average exchange rates for the period. Net foreign exchange gains and losses arising from the translation of functional currencies are reported in shareholder's equity, in Accumulated other comprehensive (loss). As of December 31, 2020 and 2019, Sirius Group had Net unrealized foreign currency translation losses of $111.2 million and $237.5 million, respectively, recorded in Accumulated other comprehensive (loss) on its Consolidated Balance Sheets.
Assets and liabilities relating to foreign operations are remeasured into the functional currency using current exchange rates; revenues and expenses are remeasured into the functional currency using the weighted average exchange rate for the period. The resulting exchange gains and losses are reported as a component of net income in the period in which they arise within Net realized investment gains (losses), Net unrealized investment gains (losses) and Net foreign exchange gains.
The following rates of exchange for the U.S. dollar have been used for translation of assets and liabilities for subsidiaries whose functional currency is not the U.S. dollar at December 31, 2020 and 2019:

Currency	ClosingRate 2020	ClosingRate 2019
Swedish kronor	8.1676	9.3210
British pound	0.7322	0.7568
Euro	0.8151	0.8912
Canadian dollar	1.2725	1.3003
Goodwill and intangible assets
Goodwill represents the excess of the purchase price of an acquisition over the fair value of the identifiable net assets acquired and is assigned to the applicable reporting unit at acquisition. In the absence of any indications of potential impairment, the evaluation of goodwill is performed annually during the fourth quarter of each year. Sirius Group initially evaluates goodwill using a qualitative approach to determine whether it is more likely than not that the fair value of goodwill is greater than its carrying value. If the results of the qualitative evaluation indicate that it is more likely than not that the carrying value of goodwill exceeds its fair value, Sirius Group performs the quantitative test for impairment.
Indefinite-lived intangible assets are evaluated for impairment similar to goodwill. Finite-lived intangible are amortized on a straight-line basis over their estimated useful lives. The amortization periods approximate the period over which Sirius Group expects to generate future net cash inflows from the use of these assets. All of these assets are subject to impairment testing for the impairment or disposal of long-lived assets when events or conditions indicate that the carrying value of an asset may not be fully recoverable from future cash flows.
If goodwill or intangible assets are impaired, such assets are written down to their fair values with the related expense recorded in Sirius Group's results of operations. (See Note 11)
Non-controlling interests
Non-controlling interests consist of the ownership interests of non-controlling shareholders in consolidated subsidiaries, and are presented separately on the balance sheet.
Mezzanine equity
In connection with significant transactions the Company has entered into, the Company has issued preference shares. (See Note 3.) At the date of issuance, Sirius Group evaluated the conversion and redemption features associated with the preference shares in order to determine the balance sheet classification of the instrument. In accordance with ASC 480, preference shares are classified outside of permanent equity (as Mezzanine equity) when the preference shares are redeemable at a fixed or determinable price on a fixed or determinable date, at the option of the shareholder or upon the occurrence of an event that is not solely within the control of Sirius Group. Sirius Group accounts for the Series B preference shares outside of permanent equity as Mezzanine equity in the Consolidated Balance Sheets as the ability to settle in common shares cannot be assured.
Variable interest entities
Sirius Group consolidates a VIE when it has both the power to direct the activities of the VIE that most significantly impact its economic performance and either the obligation to absorb losses or the right to receive returns from the VIE that could potentially be significant to the VIE.
An entity in which Sirius Group holds a variable interest is a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) as a group, the holders of equity investment at risk lack either the direct or indirect ability through voting rights or similar rights to make decisions about an entity's activities that most significantly impact the entity's economic performance or the obligation to absorb the expected losses or right to receive the expected residual returns or (c) the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor with disproportionately few voting rights. The primary beneficiary is defined as the variable interest holder that is determined to have the controlling financial interest as a result of having both (a) the power to direct the activities of a VIE that most significantly impact the economic performance of the VIE and (b) the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. At inception of the VIE, as well as following an event that requires reassessment, Sirius Group determines whether it is the primary beneficiary based on the facts and circumstances surrounding each entity. (See Note 21.)
Recently adopted changes in accounting principles
Credit losses
Effective January 1, 2020, Sirius Group adopted Accounting Standards Update ("ASU") 2016-13, Measurement of Credit Losses on Financial Instruments (ASC 326), which establishes new guidance for the recognition of credit losses for financial assets measured at amortized cost ("current expected credit losses" or "CECL"). The guidance applies to financial assets that have the contractual right to receive cash, including reinsurance receivables and recoverables and requires reporting entities to estimate the credit losses expected over the life of a credit exposure using historical information, current information and reasonable and supportable forecasts that affect the collectability of the financial asset. The expected credit losses and subsequent adjustments to such losses, are recorded through an allowance account that is deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the consolidated balance sheet at the amount expected to be collected. Sirius Group adopted the new guidance using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings.
As a result of the adoption of the new guidance, Sirius Group estimated a total CECL allowance of $14.9 million. The adoption of this guidance did not materially impact our results of operations or cash flows. Due to the adoption of the standard using the retrospective cumulative-effect adjustment method, the Company recorded a $(6.8) million cumulative-effect adjustment net of taxes to its opening retained earnings as of January 1, 2020. (See Note 7.)
Fair Value Measurement Disclosures
Effective January 1, 2020, Sirius Group adopted ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements of fair value measurements. The adoption of this guidance did not have any impact on the consolidated financial statements but expanded disclosure of the ranges and weighted averages of significant unobservable inputs used in Level 3 fair values. (See Note 10.)
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions, and clarifies and simplifies certain aspects of accounting for income taxes. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. We adopted ASU 2019-12 effectively from January 1, 2020. Adoption of the standard did not have a material impact on the Consolidated Financial Statements.
Recent accounting pronouncements
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to investments, derivatives, or other transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. Along with the optional expedients, the amendments include a general principle that permits an entity to consider contract modifications due to reference reform to be an event that does not require contract re-measurement at the modification date or reassessment of a previous accounting determination. This standard may be elected over time through December 31, 2022 as reference rate reform activities occur. This guidance is currently not expected to have a material impact on the Consolidated Financial Statements.